RELATED PARTY TRANSACTIONS (Details) - Aggregate contributions in respect of key management personnel to defined contribution pension schemes - Key management personnel of entity or parent [member] - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share option plans [Member]
RELATED PARTY TRANSACTIONS (Details) - Aggregate contributions in respect of key management personnel to defined contribution pension schemes [Line Items]
Beginning Balance	£ 1	£ 3	£ 9
Granted, including certain adjustments (includes entitlements of appointed key management personnel)			3
Exercised/lapsed (includes entitlements of former key management personnel)	(1)	(2)	(9)
Ending Balance		1	3
Share plans [Member]
RELATED PARTY TRANSACTIONS (Details) - Aggregate contributions in respect of key management personnel to defined contribution pension schemes [Line Items]
Beginning Balance	82	65	82
Granted, including certain adjustments (includes entitlements of appointed key management personnel)	39	37	29
Exercised/lapsed (includes entitlements of former key management personnel)	(37)	(20)	(46)
Ending Balance	£ 84	£ 82	£ 65